CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,057,043	$ 140,522	$ 1,477,826
Cost of sales	(533,595)	(86,872)	(753,914)
Gross profit	523,448	53,650	723,912
Goodwill impairment	0	(9,020,813)	0
Gain (loss) on foreign exchange	182,161	(225,306)	179,640
General and administrative expenses	(19,121,095)	(39,082,152)	(366,078,202)
Operating loss	(18,415,486)	(48,274,621)	(365,174,650)
Interest income	536,157	2,342,071	567,190
Fair value gains on embedded derivatives	15,615,000	5,771,000	0
Fair value loss on warrants	(1,040,000)	0	0
Gain (loss) on remeasurement of deferred consideration	(668,116)	0	156,047
Interest expense	(10,397,885)	(6,434,657)	(211,979)
Loss before tax	(14,370,330)	(46,596,207)	(364,663,392)
Income tax	263,493	(540,126)	0
Loss for the year	(14,106,837)	(47,136,333)	(364,663,392)
Exchange gain (loss) on translation of foreign operations	177,584	(92,991)	(37,931)
Total other comprehensive gain (loss) income for the year	177,584	(92,991)	(37,931)
Total comprehensive loss for the year	(13,929,253)	(47,229,324)	(364,701,323)
Net loss for the year:
Attributable to ordinary shareholders of Lifezone	(13,627,876)	(46,305,239)	(363,874,560)
Attributable to non-controlling interests	(478,961)	(831,094)	(788,832)
Attributable to non-controlling interests	(14,106,837)	(47,136,333)	(364,663,392)
Total comprehensive loss for the year:
Attributable to ordinary shareholders of Lifezone	(13,450,292)	(46,398,230)	(363,912,491)
Attributable to non-controlling interests	(478,961)	(831,094)	(788,832)
Total comprehensive loss for the year	$ (13,929,253)	$ (47,229,324)	$ (364,701,323)
Net loss per ordinary share:
Basic net loss per ordinary share (in dollars per share)	$ (0.17)	$ (0.59)	$ (5.34)
Diluted net loss per ordinary share (in dollars per share)	$ (0.17)	$ (0.59)	$ (5.34)